Income Taxes (Tables)	12 Months Ended
Dec. 29, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

For the year ended December 31, 2017, December 30, 2018 and December 29, 2019, the provision for income taxes consisted of the following:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Current:
Federal	$27	$—	$867
State	6	3	187
Deferred:
Federal	—	794	(88)
State	—	(74)	140

Provision for income taxes	$33	$723	$1,106

Summary of Federal Statutory Income Tax Provision to Effective Income Tax Provision

The reconciliation of the federal statutory income tax provision to the Company’s effective income tax provision is as follows:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Provision (benefit) at statutory rate at 21%	$(718)	$1,334	$929
State income taxes	4	182	258
Non-deductible costs	132	129	604
Charitable deduction	—	—	(629)
Change in deferred tax asset valuation allowance	622	(655)	23
Other	(7)	(267)	(79)

Provision for income taxes	$33	$723	$1,106

Summary of Deferred Income Tax Assets and Liabilities

The Company’s deferred income tax assets and liabilities at December 30, 2018 and December 29, 2019 were comprised of the following:

	December 30, 2018	December 29, 2019
Deferred tax assets:
Accrued expenses	$844	$688
Inventory reserve	108	110
Net operating loss carryforwards	230	31
Charitable contributions	—	760
Other	105	378

Total deferred tax assets	1,287	1,967
Less: Valuation allowance	(115)	(138)

Net deferred tax assets	$1,172	$1,829

Deferred tax liabilities:
Prepaid expenses	$92	$361
Property and equipment	1,783	2,223

Total deferred tax liabilities	1,875	2,584

Net deferred tax liabilities	$703	$755

Summary of Deferred Tax Asset Valuation Allowance

The activity in the Company’s deferred tax asset valuation allowance for the year ended December 30, 2018 and December 29, 2019 was as follows:

	December 30, 2018	December 29, 2019
Valuation allowance as of beginning of year	$770	$115
Increases recorded to income tax provision	40	23
Decreases recorded as a benefit to income tax provision	(695)	—

Valuation allowance as of end of year	$115	$138

Summary of Changes in Gross Unrecognized Tax Benefits

The following table reflects changes in gross unrecognized tax benefits:

	December 30, 2018	December 29, 2019
Gross tax contingencies as of beginning of year	$201	$314
Increase in gross tax contingencies	113	—
Decrease in gross tax contingencies	—	(42)

Gross tax contingencies as of end of year	$314	$272